CONSTRUCTION CONTRACT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Contractors [Abstract]
Billing in Excess of Costs and Estimated Earnings on Uncompleted Contract [Table Text Block]
(i)	Billings on uncompleted contracts in excess of costs and estimated earnings

	September 30, 2013	December 31, 2012

Billings	$11,012,232	$9,810,427
Less: Cost	(3,249,040)	(1,886,705)
Estimated earnings	(5,349,737)	(5,133,638)
Billing in excess of costs and estimated earnings on uncompleted contracts	$2,413,455	$2,790,084

(ii)  Costs and estimated earnings in excess of billings on uncompleted contracts

	September 30, 2013	December 31, 2012

Cost	$6,827,484	$3,755,046
Estimated earnings	14,693,875	8,307,452
Less: Billings	(19,761,538)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contracts	$1,759,821	$2,336,880

(iii)  Overall
	September 30, 2013	December 31, 2012

Billings	$30,773,770	$19,536,045
Less: Costs	(10,076,524)	(5,641,751)
Estimated earnings	(20,043,612)	(13,441,090)
Billing on uncompleted contracts in excess of costs and estimated earnings	$653,634	$453,204

(i) Construction Billings on uncompleted contracts in excess of costs and estimated earnings.

	2012	2011

Billings	$9,810,427	$19,066,400
Less: Costs	(1,886,705)	(8,249,145)
Estimated earnings	(5,133,638)	(8,855,136)
Billings on uncompleted contracts in excess of costs and estimated earnings	$2,790,084	$1,962,119

(ii) Costs and estimated earnings in excess of billing on uncompleted contracts

	2012	2011

Costs	$3,755,046	$887,540
Estimated earnings	8,307,452	1,974,204
Less: Billings	(9,725,618)	(2,405,640)
Costs and estimated earnings in excess of billings on uncompleted contract	$2,336,880	$456,104

(iii) Billings on uncompleted contracts in excess of costs and estimated earning

	2012	2011

Billings	$19,536,045	$21,472,040
Less: Costs	(5,641,751)	(9,136,685)
Estimated earnings	(13,441,090)	(10,829,340)
Billings on uncompleted contracts in excess of costs and estimated earnings	$453,204	$1,506,015